PROPERTY AND EQUIPMENT	6 Months Ended
Oct. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT [Text Block]

5. PROPERTY AND EQUIPMENT

The table below includes both property and equipment and right-of-use assets.

(in thousands)	Computer Hardware $	Furniture & Equipment $	Computer Software $	Building $	Automobile $	Leasehold Improvements $	Lab Equipment $	WIP - Leasehold Improvements $	Total $
Cost:
Balance, April 30, 2022	136	35	47	2,586	239	353	5,672	138	9,206
Additions	138	-	-	7,593	-	101	1,064	28	8,924
Completion of work-in-process	-	-	-	-	-	166	-	(166)	-
Disposals	(3)	-	-	(1,290)	(95)	-	(700)	-	(2,088)
Foreign exchange	17	18	3	196	23	6	437	-	700
Balance, April 30, 2023	288	53	50	9,085	167	626	6,473	-	16,742
Additions	20	-	-	2,729	-	-	153	18	2,920
Disposals	(1)	-	-	(89)	-	-	-	-	(90)
Foreign exchange	(2)	-	(1)	(115)	(2)	(1)	(58)	-	(179)
Balance, October 31, 2023	305	53	49	11,610	165	625	6,568	18	19,393

Accumulated Depreciation:
Balance, April 30, 2022	70	29	47	1,736	46	348	3,371	-	5,647
Depreciation	84	3	-	1,109	58	40	977	-	2,271
Disposals	(3)	-	-	(1,274)	(57)	-	(507)	-	(1,841)
Foreign exchange	6	1	3	181	10	-	72	-	273
Balance, April 30, 2023	157	33	50	1,752	57	388	3,913	-	6,350
Depreciation	51	2	-	753	28	28	426	-	1,288
Disposals	-	-	-	(62)	-	-	-	-	(62)
Foreign exchange	-	-	(1)	(13)	(1)	-	(32)		(47)
Balance, October 31, 2023	208	35	49	2,430	84	416	4,307	-	7,529

Net Book Value:
April 30, 2023	131	20	-	7,333	110	238	2,560	-	10,392
October 31, 2023	97	18	-	9,180	81	209	2,261	18	11,864